UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax- Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28, 2015

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of February 28, 2015

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
Massachusetts (99.8%)
	Boston MA GO	5.000%	2/1/24	2,345	2,830
	Boston MA GO	5.000%	3/1/24	3,000	3,684
	Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,230
	Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	6,053
	Boston MA Water & Sewer Commission
	Revenue	5.000%	11/1/20	1,550	1,852
	Boston MA Water & Sewer Commission
	Revenue	5.000%	11/1/25	3,725	4,299
	Boston MA Water & Sewer Commission
	Revenue	5.000%	11/1/30	750	873
	Boston MA Water & Sewer Commission
	Revenue	5.000%	11/1/30	1,000	1,147
1	Braintree MA GO	5.000%	5/15/26	2,300	2,875
	Braintree MA GO	5.000%	5/15/27	4,000	4,589
	Cambridge MA GO	5.000%	1/1/23	850	1,026
	Holyoke MA GO	5.000%	9/1/30	1,690	1,965
	Massachusetts Bay Transportation Authority
	Assessment Revenue	5.250%	7/1/31	2,285	2,973
	Massachusetts Bay Transportation Authority
	Assessment Revenue	5.250%	7/1/34	18,000	20,241
	Massachusetts Bay Transportation Authority
	Assessment Revenue	5.000%	7/1/41	5,000	5,658
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	84
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.250%	7/1/22	3,500	4,338
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.500%	7/1/22	5,285	6,641
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.000%	7/1/23	4,000	4,944
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.250%	7/1/23	2,825	3,551
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.500%	7/1/24	3,020	3,908
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,591
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.000%	7/1/27	5,000	6,254
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	0.000%	7/1/29	1,020	545
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.250%	7/1/33	2,000	2,618
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.000%	7/1/35	2,145	2,459
2	Massachusetts Bay Transportation Authority
	Sales Tax Revenue TOB VRDO	0.120%	3/6/15	2,887	2,886
	Massachusetts Clean Energy Cooperative Corp.
	Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,425

Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	3,300	3,845
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,878
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,606
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,505
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,411
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,259
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,328
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,715
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,426
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,741
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,866
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,238
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,345
Massachusetts College Building Authority
Revenue	5.000%	5/1/34	3,290	3,879
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,535
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,447
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,634
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,700
Massachusetts College Building Authority
Revenue	4.500%	5/1/48	3,000	3,196
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,076
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,320
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,679
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,341
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.010%	3/6/15	5,000	5,000
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,147
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,324
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,120
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,783
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,697

Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,737
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,292
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,395
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,672
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,592
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,387
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	582
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,280
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	573
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,654
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,535	2,727
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,765
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,048
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,959
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	10,000	10,866
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	7,400	8,332
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	7,014
3 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.600%	3/30/17	5,000	5,003
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,601
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	673
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	628
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,822
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	5,500	6,224
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,513
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,405
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	5,000	5,819
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	5,000	5,315
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,180

Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,015
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	9,790	11,316
Massachusetts Development Finance Agency
Revenue (Lawrence General Hospital)	5.250%	7/1/34	2,245	2,433
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,534
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,183
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	5,000	5,333
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	202
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	356
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	302
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,625
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,105
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,470	1,549
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	2,500	2,636
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	6,755	7,569
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,664
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,705
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,989
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,086
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	3,961
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/44	3,750	4,228
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,808
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,320
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,736
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,533
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,528
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,464

Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,565
3 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	0.570%	1/30/18	7,945	7,946
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,786
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	2,500	2,881
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,152
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,206
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,319
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,798
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,217
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,187
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	3,051
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	850	1,010
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,375
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,000	1,166
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	150	157
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	3,061
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	4,750	5,326
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,313
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,418
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,628
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	3,000	3,449
3 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.300%	7/1/17	5,000	5,001
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,946
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,482
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,335
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,134
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,254
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,608

Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,000	7,292
Massachusetts GO	5.250%	8/1/17 (Prere.)	1,500	1,666
Massachusetts GO	5.500%	11/1/17	3,000	3,387
3 Massachusetts GO	0.450%	1/1/18	5,000	5,001
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	5,115
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,757
Massachusetts GO	5.500%	8/1/19	5,000	5,928
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,382
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,191
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,624
Massachusetts GO	5.000%	9/1/20	2,000	2,377
Massachusetts GO	5.000%	8/1/21	5,000	6,028
Massachusetts GO	5.000%	8/1/22	4,400	5,378
Massachusetts GO	5.250%	8/1/22	5,000	6,198
Massachusetts GO	5.250%	8/1/23	1,000	1,254
Massachusetts GO	5.000%	11/1/23	4,000	4,841
Massachusetts GO	5.000%	6/1/24	3,615	4,249
Massachusetts GO	5.000%	7/1/24	5,765	6,939
Massachusetts GO	5.250%	9/1/24 (4)	7,800	9,885
Massachusetts GO	5.000%	6/1/25	3,000	3,526
Massachusetts GO	5.000%	7/1/25	9,000	10,795
Massachusetts GO	5.000%	7/1/26	9,000	10,747
Massachusetts GO	5.000%	8/1/26	6,500	7,718
Massachusetts GO	5.000%	8/1/28	4,535	5,116
Massachusetts GO	5.500%	8/1/30 (2)	9,000	11,881
Massachusetts GO	4.000%	8/1/32	5,000	5,302
Massachusetts GO	5.000%	8/1/32 (2)	1,250	1,374
Massachusetts GO	5.000%	8/1/33	2,000	2,319
Massachusetts GO	5.000%	8/1/36	9,000	10,357
Massachusetts GO	3.500%	10/1/36	3,000	2,951
Massachusetts GO	5.000%	8/1/37	5,000	5,744
Massachusetts GO	4.000%	6/1/42	8,000	8,276
Massachusetts GO	4.000%	6/1/43	7,820	8,130
Massachusetts GO	4.500%	8/1/43	3,705	4,003
2 Massachusetts GO TOB VRDO	0.030%	3/2/15	900	900
Massachusetts GO VRDO	0.010%	3/2/15	1,200	1,200
Massachusetts GO VRDO	0.010%	3/2/15	1,300	1,300
Massachusetts GO VRDO	0.010%	3/2/15	1,400	1,400
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,921
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	357
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	2,685	2,833
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,157
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,015	3,261
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,768
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,626
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,503
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,744

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,445
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/24	810	956
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/30	925	1,075
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	16,000	18,554
2 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.020%	3/2/15	4,575	4,575
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,882
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,354
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	6,650	7,116
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/17 (Prere.)	3,500	3,859
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/25	3,605	4,633
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	3,951
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.010%	3/2/15	8,700	8,700
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.030%	3/2/15	6,400	6,400
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,476
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,868
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,132
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,333
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	10,000	11,562
2 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.030%	3/6/15	1,800	1,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	3/6/15	13,100	13,100
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	3/6/15	2,100	2,100
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/15 (Prere.)	1,025	1,073
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	1,475	1,543

Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,536
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	6,200	6,549
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.030%	3/2/15 LOC	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,722
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,359
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.010%	3/2/15	4,400	4,400
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.020%	3/2/15	12,100	12,100
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College) VRDO	0.020%	3/2/15	9,900	9,900
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	385	407
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,177
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	5,305	5,488
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,615	1,657
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	3,910	4,235
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	3,500	3,810
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,750	1,913
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,274
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	3,000	3,301
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,481
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,333
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,092
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,375
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,464
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	645	660
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	2,500	2,557
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	5,000	5,114
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	6,123
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,752
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	5,993
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,895
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,553
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	11,745

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,354
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,784
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,729
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	4,735	5,160
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	13,000	16,278
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,706
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	6,058
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/29	2,000	2,357
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,389
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,050
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,150
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,721
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,000	5,830
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,781
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	3,900
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,000	4,140
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	552
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,407
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	3,000	3,686
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/25	2,500	3,171
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,000	9,756
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,181
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,981
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,817
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	5,990	6,387
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,005	2,138
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,995	3,194

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	500	553
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,219
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,879
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/24	5,000	6,223
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	2,000	2,352
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	2,400	2,794
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	2,775	3,236
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,230	2,612
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,299
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	7,500	8,178
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	15,184
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,713
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,700	1,803
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,151
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,122
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,950	3,357
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	500	576
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	4,450	5,085
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,131
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,508
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,298
2 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.020%	3/6/15 LOC	2,000	2,000
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,148
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	8,115
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	2,695	2,784
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,760	1,818
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,980	2,045
University of Massachusetts Building Authority
Revenue	5.000%	11/1/15 (Prere.)	1,990	2,056

University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,335
1 University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	2,989
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,276
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38 (4)	1,615	1,787
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,471
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,612
1 University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,503
1 University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	2,000	2,063
Worcester MA GO	5.500%	8/15/15 (14)	240	241
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,207,422
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	4,000	4,468

Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,250	2,605

Total Tax-Exempt Municipal Bonds (Cost $1,145,201)				1,214,495
Total Investments (100.4%) (Cost $1,145,201)				1,214,495
Other Assets and Liabilities-Net (-0.4%)				(5,145)
Net Assets (100%)				1,209,350

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2015.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $12,161,000, representing 1.0% of net assets.
3 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.

Massachusetts Tax-Exempt Fund

TRAN - Tax Revenue Anticipation Note. VRDO - Variable Rate Demand Obligation. VRDP - Variable Rate Demand Preferred. (ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Massachusetts Tax-Exempt Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At February 28, 2015, the cost of investment securities for tax purposes was $1,146,036,000. Net unrealized appreciation of investment securities for tax purposes was $68,459,000, consisting of unrealized gains of $68,858,000 on securities that had risen in value since their purchase and $399,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.